Material Accounting Policy Information (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Significant Accounting Policies [Line Items]
Allowance against accounts receivable	$ 1,319,873	$ 94,791
Allowance for credit losses of promissory note receivable	131,089
Impairment on accounts receivables	0	0
Impairment of accounts receivable related to finance lease	$ 423,267	0
Term of warranty	5 years
Warranty liability	$ 2,499,890	2,077,749	$ 1,042,983
Writedown of assets due to finance lease receivables	$ 423,237
Writedown of assets due to goodwill		$ 250,832
Writedown of assets due to property and equipment, accounts receivable and a promissory note receivable			$ 607,579
Loss per common share, basic	$ (0.74)	$ (0.64)	$ (0.69)
Loss per common share, diluted	$ (0.74)	$ (0.64)	$ (0.69)
Goodwill		$ 250,832